Regulatory matters - Regulatory Assets and Liabilities (Additional Information) (Detail) CAD in Thousands, $ in Thousands										1 Months Ended	12 Months Ended
	Feb. 18, 2016 USD ($)	Feb. 10, 2016 USD ($)	Jun. 26, 2015 USD ($)	Mar. 12, 2015 USD ($)	Feb. 11, 2015 USD ($)	Dec. 04, 2014 USD ($)	Dec. 03, 2014 USD ($)	Apr. 18, 2014 USD ($)	Mar. 17, 2014 USD ($)	May. 31, 2014 USD ($)	Dec. 31, 2015 CAD
Rate-base offset
Regulatory Assets And Liabilities [Line Items]
Regulatory liability, amortization period											10 years
Rate adjustment mechanism
Regulatory Assets And Liabilities [Line Items]
Collection period for services rendered											24 months
Environmental costs
Regulatory Assets And Liabilities [Line Items]
Regulatory assets recovery period											7 years
Pension and post-employment benefits
Regulatory Assets And Liabilities [Line Items]
Portion related to current acquisition | CAD											CAD 32,313
Regulatory asset approved not yet being recovered, average recovery term											10 years
Georgia Public Service
Regulatory Assets And Liabilities [Line Items]
Approved revenue increase						$ 3,680				$ 3,235
Georgia Public Service | Subsequent Event
Regulatory Assets And Liabilities [Line Items]
Approved revenue increase	$ 2,725
Massachusetts Department of Public Utilities | Subsequent Event
Regulatory Assets And Liabilities [Line Items]
Approved revenue increase		$ 7,800
New Hampshire Public Utilities Commission
Regulatory Assets And Liabilities [Line Items]
Approved revenue increase			$ 12,400
Approved rate increase									$ 10,875
Approved base rate increase									9,760
Approved incremental capital expended									1,115
Approved recovery of rate case expenses									$ 390
Arkansas Public Service Commission
Regulatory Assets And Liabilities [Line Items]
Approved revenue increase				$ 1,087
Illinois Commerce Commission
Regulatory Assets And Liabilities [Line Items]
Approved revenue increase					$ 4,625
Arizona Corporate Commission
Regulatory Assets And Liabilities [Line Items]
Approved rate increase								$ 1,767
Missouri Public Service Commission
Regulatory Assets And Liabilities [Line Items]
Approved rate increase							$ 4,868